Acquisitions, investments (including debt securities) and purchases of intangible assets - Fair Values of Assets Acquired and Liabilities Assumed (Details) € in Thousands, $ in Thousands	3 Months Ended
	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 USD ($)	Aug. 24, 2022 EUR (€)	Aug. 24, 2022 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 EUR (€)
Disclosure of detailed information about business combination
Less: Cash and cash equivalents	€ (58,101)				€ (19,518)	€ (9,759)
Less: Intangible assets	(54,909)
Noncontrolling interests	188,469				120,197	€ 37,140
Goodwill	705,524				€ 444,835
NewCo
Disclosure of detailed information about business combination
Fair value of consideration transferred			€ 401,066	$ 398,419
Fair value of previously held equity method investment in InterWell Health LLC			176,600	175,434
Fair value of consideration transferred and previously held investment			577,666	573,853
Less: Cash and cash equivalents			(57,764)	(57,383)
Less: Other assets			(2,838)	(2,819)
Less: Intangible assets			(54,277)	(53,919)
Other liabilities			13,116	13,029
Noncontrolling interests			188,030	186,789
Goodwill			€ 663,933	$ 659,550
Increase (decrease) in fair value of consideration transferred, measurement period adjustment	(7,718)	$ (7,667)
Increase (decrease) in non-controlling interests, measurement period adjustment	(7,418)	(7,369)
Increase (decrease) in intangible assets, measurement period adjustment	19,529	19,400
Increase (decrease) in deferred tax liabilities, measurement period adjustment	€ 9,144	$ 9,084